INVESTORS IN MILLBURN MULTI-MARKETS TRADING L.P. (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Millburn Multi-Markets Trading L.P. [Member]
Capital withdrawals payable	$ 44,120,763	$ 54,219,673